UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE  68131
(Address of principal executive offices) (Zip code)

Eric Olson
Kiewit Plaza
Omaha, NE  68131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 to September 30, 2011

Item 1.  Reports To Unitholders.

The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Kiewit Investment Fund LLLP
Semi-Annual Report (In Liquidation) September 30, 2011

Investment Adviser
Hall Capital Partners LLC

Kiewit Investment Fund LLLP
Semi-Annual Report – September 30, 2011
Table Of Contents

Financial Statements

Financial Highlights	1

Statement of Assets and Liabilities	2

Statement of Operations	3

Statement of Changes in Net Assets	4

Statement of Cash Flows	5

Notes to Financial Statements	6

Schedule of Investments	11

Basis for Approval of Investment Adviser	12

Additional Tax Information	14

Kiewit Investment Fund LLLP
(In Liquidation) Financial Highlights
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

	For the
	Six Months Ended		For the		For the		For the	For the	For the
	September 30, 2011		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2011		March 31, 2010		March 31, 2009	March 31, 2008	March 31, 2007

Net Asset Value, Beginning of Period	$17,993.21		$16,405.00		$12,013.46		$16,864.35	$17,432.97	$15,984.27

Income from Investment Operations:
Net Investment Income(Loss)	(39.53	)(a)	(15.87	)(a)	(6.28	)(a)	133.32 (a)	281.66 (a)	227.76 (a)
Net Realized and Unrealized Gain (Loss)	(351.98)		1,744.08		4,487.82		(4,684.21)	(850.28)	1,470.94
Total from Investment Operations	(391.51)		1,728.21		4,481.54		(4,550.89)	(568.62)	1,698.70
Less Cash Distributions Paid to Unitholders from:
Investment Operations	(195.00)		(140.00)		(90.00)		(300.00)	—	(250.00)
Liquidation Proceeds	(13,860.00)		—		—		—	—	—
Total Cash Distributions	(14,055.00)		(140.00)		(90.00)		(300.00)	—	(250.00)

Net Asset Value, End of Period	$3,546.70		$17,993.21		$16,405.00		$12,313.46	$16,864.35	$17,682.97

Total Return	(9.02	)%**	10.62%		37.56%		(27.49)%	(3.26)%	10.65%

Ratios and Supplemental Data:
Net Assets, End of Period(in Thousands)	$38,568		$195,666		$171,495		$133,705	$197,437	$187,631
Average Net Assets throughout the Period (in Thousands)	$135,248		$172,447		$157,273		$170,364	$202,648	$174,763
Ratio of Expenses to Average Net Assets	1.31	%*	1.16%		1.30%		1.17%	1.10%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.64	)%*	(0.09)%		(0.04)%		0.91%	1.58%	1.38%
Portfolio Turnover Rate	15	%**	58%		25%		48%	63%	61%

(a)	The net investment income per unit data was determined by using average units outstanding throughout the period.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
(In Liquidation) Statement of Assets and Liabilities
SEPTEMBER 30, 2011 (Unaudited)

ASSETS:
Investments, at Value (Cost $18,129,772)	$21,111,510
Cash	592
Receivable from Portfolio Funds	17,064,856
Receivable for Investment Securities Sold	444,292
Prepaid Insurance Fee	85,737
Receivable from Unitholders	12,372
Total Assets	38,719,359

LIABILITIES:
Administration Fees Payable	56,300
Advisory Fees Payable	44,322
Accrued Expenses	50,316
Total Liabilities	150,938
Net Assets	$38,568,421

NET ASSETS CONSIST OF:
Paid-in Capital	$169,155,065
Undistributed Net Investment Loss	(3,667,021)
Liquidation Cash Distributions Paid to Unitholders	(150,719,919)
Accumulated Net Realized Gain	20,818,558
Unrealized Appreciation on Investments	2,981,738
Net Assets	$38,568,421

Units Outstanding (unlimited units authorized)	10,874.45

Net Asset Value Per Unit	$3,546.70

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
(In Liquidation) Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $679)	$309,699
Interest	145,808
Total Income	455,507

Expenses:
Advisory and Sub-Advisory Fees (Note B)	284,738
Directors' and Officers' Fees	227,616
Legal Fees	140,714
Administration Fees (Note C)	121,852
Insurance Fees	42,870
Transfer Agent Fees (Note C)	34,998
Custodian Fees (Note D)	17,525
Printing Fees	9,100
Registration and Filing Fees	3,368
Audit Fees	2,227
Miscellaneous Expenses	298
Total Expenses	885,306
Net Investment Loss	(429,799)

Net Realized Gain on:
Investments Sold	32,302,485
Futures Contracts	9,172
Net Realized Gain	32,311,657

Change in Unrealized Appreciation on:
Investments	(36,130,863)
Futures Contracts	(8,440)
Change in Unrealized Appreciation	(36,139,303)
Total Net Realized Gain and Change in Unrealized Appreciation	(3,827,646)
Net Decrease in Net Assets Resulting from Operations	$(4,257,445)

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
(In Liquidation) Statement of Changes in Net Assets

	For the Six Months Ended
	September 30, 2011	For the Year Ended
	(Unaudited)	March 31, 2011
Increase (Decrease) in Net Assets
Operations:
Net Investment Loss	$(429,799)	$(165,349)
Net Realized Gain	32,311,657	5,010,146
Change in Unrealized Appreciation	(36,139,303)	12,834,133
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,257,445)	17,678,930

Cash Distributions Paid to Unitholders:
Investment Operations	(2,120,519)	(1,463,533)
Liquidation Proceeds	(150,719,919)	––
Total Distributions	(152,840,438)	(1,463,533)

Capital Transactions: (1)
Subscribed	––	21,532,856
Redeemed	––	(13,576,754)
Adjustment	29	––
Net Increase in Net Assets from Capital Unit Transactions	29	7,956,102
Total Increase (Decrease) in Net Assets	(157,097,854)	24,171,499

Net Assets:
Beginning of Period	$195,666,275	$171,494,776
End of Period	$38,568,421	$195,666,275

Undistributed Net Investment Loss Included in End of Period Net Assets	$(3,667,021)	$(1,116,703)

(1) Capital Transactions:
Units Subscribed	––	1,237.83
Units Redeemed	––	(817.19)
Net Increase from Capital Unit Transactions	––	420.64

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
(In Liquidation) Statement of Cash Flows

For the Six Months Ended
September 30, 2011
(Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(4,257,445)
Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash provided from Operating Activities:
Purchase of investment securities	(16,039,715)
Proceeds from disposition of investment securities	176,315,145
Proceeds from short-term investment securities, net	10,428,769
Decrease in receivable for investment securities sold	474,153
Decrease in dividends and interest receivable	214,679
Increase in prepaid insurance fee	(50,010)
Increase in receivable from unitholders	(203)
Increase in receivable from portfolio funds	(17,064,855)
Decrease in payable for investment securities purchased	(2,421,759)
Decrease in advisory and sub-advisory fees payable	(154,590)
Increase in administration fees payable	5,149
Decrease in due to broker	(2,509)
Decrease in accrued expenses	(62,635)
Net accretion of discounts and premiums	14,303
Unrealized appreciation on securities	36,130,863
Unrealized appreciation on futures contracts	8,440
Net realized gain from investments	(32,302,485)
Net cash provided from operating activities	151,235,295

Cash Flows from Financing Activities:
Decrease in units subscribed receivable	1,913,100
Decrease in units redeemed payable	(2,812,842)
Adjustment to capital assets	29
Cash distributions paid to unitholders	(152,840,438)
Net cash used in financing activities	(153,740,151)
Net decrease in cash	(2,504,856)

Cash:
Beginning balance	2,505,448
Ending balance	$592

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
(In Liquidation) Notes to Financial Statements
SEPTEMBER 30, 2011 (Unaudited)

Kiewit Investment Fund LLLP (the “Fund”) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Board of Directors (the “Board”) of the Fund held a special board meeting on June 28, 2011. At this meeting, in a unanimous vote of all the Board members, it was determined that it is in the best interest of the Fund’s Unitholders to dissolve the Fund.

The Board approved a Plan of Dissolution and Liquidation and began the process of liquidating the Fund’s assets and dissolving the Fund as a legal entity on June 29, 2011. Since June 29th, the Fund made pro rata cash distributions to its Unitholders for a total of $150,719,918, or approximately 78% of the Fund’s net asset value as of June 30, 2011.

The Sub-Advisory Agreements with Payden & Rygel (fixed income only), Pzena Investment Management, LLC and Geode Capital Management, LLC, were terminated effective June 30, 2011, and the Sub-Advisory Agreement with Payden & Rygel (cash) was terminated effective July 15, 2011. The Fund’s agreement with its distributor was terminated August 16, 2011.

A.    Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation:

One of the Fund’s securities is priced daily, however for the purposes of determining net asset value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors.

The value of securities which are quoted or dealt on any stock exchange (including any securities traded on an “over the counter market”) is based on the last trade sales price or official closing price on such stock exchange.

The Fund’s investments in private investment funds managed by third parties (“Portfolio Funds”) are valued at fair value using procedures approved by the Board. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (“Hall Capital Partners” or the “Adviser”) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund. The Fund then compares their valuation in Portfolio Funds

Kiewit Investment Fund LLLP
(In Liquidation) Notes to Financial Statements (Continued)

to the net asset value per share or its equivalent (NAV) as reported by the Portfolio Fund, as a practical expedient, to ensure that the value of the Fund’s investment in Portfolio Funds is reasonably stated at the valuation date.

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical assets
Level 2 – Other significant observable inputs (including quoted prices for similar securities)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent (i.e. semi-annual or annual) or restricted redemptions are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances. As of September 30, 2011, several of the Fund’s hedge fund investments classified as Level 3 had restricted redemptions, and none of the Fund’s partnerships or hedge fund investments had unfunded commitments.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2011 carried at value:

	Level 1	Level 2	Level 3
Investment Type	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Equity Investments
Partnership	$—	$—	$1,684,000	$1,684,000
Alternative Assets
Hedge Funds	—	7,232,000	11,580,145	18,812,145
Short-Term Investments	—	615,365	—	615,365
Total	$—	$7,847,365	$13,264,145	$21,111,510

Kiewit Investment Fund LLLP
(In Liquidation) Notes to Financial Statements (Continued)

The following table includes a roll forward of the amounts classified within Level 3 for the six months ended September 30, 2011:

Investments in
Securities
Balance as of 3/31/11	$32,227,000
Realized gain	2,481,504
Unrealized loss	(6,523,314)
Sales	(14,921,045)
Balance as of 9/30/11	$13,264,145

For the six months ended September 30, 2011, the total change in unrealized loss included in the change in net assets on Level 3 securities still held at six months end was $4,041,811. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations. There were no transfer between Levels 1 and 2 during the period.

3. Security Transactions and Investment Income:

Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend Income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

4. Expenses:

Actual operating expenses are allocated to the Fund on a quarterly-basis (beginning with the quarter ended 9/30/11).

5. Distributions:

Distributions to unitholders are recorded on the record date determined by the Fund’s Liquidator, who was delegated this authority by the Board. The taxability of distributions is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

B. Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board.

Kiewit Investment Fund LLLP
(In Liquidation) Notes to Financial Statements (Continued)

On August 16, 2011, the Advisory Agreement was continued for a one-year term. The Fund pays the Advisor an advisory fee of an annual percentage of 0.375% of the Fund’s net assets determined as of the end of each quarter using an average monthly net asset value, with a minimum quarterly fee of $25,000.

The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.

As compensation for investment advisory services provided prior to the termination of their respective sub-advisory agreements, fees were paid to the Fund’s sub-advisers based on the average net assets managed by each sub-adviser.

C. Administration and Transfer Agent Fees: Under the terms of an administration agreement with the Fund, JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, provides transfer agent, tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $156,850 for the six months ended September 30, 2011.

D. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $17,525 for the six months ended September 30, 2011.

E. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.

ASC No. 740 “Income Taxes” (“ASC 740”) provides guidelines for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or tax expense in the current year. No income tax liability for uncertain tax positions has been recognized in the accompanying financial statements. The Fund’s open tax years for the prior three years are subject to examination by federal and applicable state tax authorities.

F. Purchases and Sales: During the six months ended September 30, 2011, the Fund’s cost of purchases and proceeds from sales totaled $11,926,699 and $170,427,490 respectively, of investment securities other than long-term U.S. Government securities.  For the six months ended September 30, 2011, cost of purchases and proceeds from sales of long-term U.S. Government securities were $4,113,016 and $5,887,655 respectively.

At September 30, 2011, cost and unrealized appreciation for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$18,129,772	$3,342,422	$(360,684)	$2,981,738

Kiewit Investment Fund LLLP
(In Liquidation) Notes to Financial Statements (Concluded)

G. Subsequent Event: The Fund made its third pro rata liquidation cash distribution to Unitholders on October 26th in the amount of $16,311,679.50. To date the fund has made liquidation distributions for a total of $167,031,598.08, or approximately 86.4% of the Fund’s net asset value as of June 30, 2011.

On November 1, 2011, Kiewit Finance Group Inc., a Delaware corporation (the “Company”), commenced an offer to purchase all of the outstanding limited partnership units (“Units”) of the Fund for cash, at a price equal to the net asset value per Unit determined as of November 30, 2011 (unless the offer is extended) less $35 per Unit, upon the terms and subject to the conditions of its offer to purchase dated November 1, 2011 (the “TenderOffer”). On November 4, 2011, the Board of the Fund issued its recommendation that unitholders accept the Tender Offer and tender their Units to the Company.

It is a condition to the consummation of the Tender Offer that following consummation there will be fewer than 100 Unitholders. Following the consummation of the Tender Offer, the Company intends to cause the Fund to deregister as an investment company under the 1940 Act and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Following the deregistration process, the Fund will no longer be subject to the regulatory requirements imposed on registered investment companies by the Investment Company Act of 1940 and any remaining Unitholders would not receive the benefit of the shareholder protective measures imposed by that Act.

Kiewit Investment Fund LLLP
(In Liquidation) Schedule of Investments
AS OF SEPTEMBER 30, 2011 (Unaudited)		(in U.S. dollars)
		Fair
	Cost	Value
EQUITY INVESTMENTS (4.3%)
Partnership (Active Domestic Equity) (4.3%)(a)
ValueAct Capital Partners II, L.P.	$2,044,684	$1,684,000
TOTAL EQUITY INVESTMENT
(Cost $2,044,684)		1,684,000

ALTERNATIVE ASSETS (48.8%)(a)
Hedge Funds
Absolute Return
Brigade Leveraged Capital Structures Fund LP	3,000,000	3,036,000
Canyon Value Realization Fund, L.P.	5,559,999	8,051,582
Perry Partners, L.P.	412,901	492,563
Taconic Opportunity Fund, L.P.	6,496,823	7,232,000
TOTAL ALTERNATIVE ASSETS
(Cost $15,469,723)		18,812,145

		Fair
	Shares	Value
SHORT-TERM INVESTMENT (1.6%)
Money Market Fund (1.6%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Institutional Shares	615,365	$615,365
TOTAL SHORT-TERM INVESTMENT
(Cost $615,365)		615,365
TOTAL INVESTMENTS (54.7%)
(Cost $18,129,772)(b)		$21,111,510
Other Assets in Excess of Liabilities (45.3%)		17,456,911
NET ASSETS (100.0%)		$38,568,421

Notes to Schedule of Investments:

(a)	Securities were valued at fair value — at September 30, 2011, the Fund held $20,496,145 of fair valued securities, representing 53.1% of net assets.

(b)	Estimated tax basis approximates book cost. See Note F to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory Contract (Unaudited)

On August 16, 2011, the Board, with the assistance of Fund counsel, considered the amendment and continuance of the Investment Advisory Agreement (the “Agreement”) between Hall Capital Partners LLC (“Hall Capital” or “Adviser”) and the Fund, including the revised Schedule of Fees included as Annex A of the Agreement. All members of the Board attended this meeting.

In its consideration of the Agreement, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board held during the course of the year. There were discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on August 16th. The following discussion is a summary of the Board’s review and approval of the Agreement; it is not, and is not intended to be, an all-inclusive account of those deliberations.

In view of the broad scope and variety of the information reviewed, the Board did not find it practicable to make specific assessments of, quantify or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determination to approve the amendment and continuance of the Agreement. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Director’s business judgment after consideration of all of the factors believed to be relevant, although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In preparation for the August 16, 2011 meeting, the Board members discussed the contract renewal process for Hall Capital. In addition, the Board appointed one Director to lead the process of requesting and gathering information from the Adviser and coordinating the overall process in connection with the renewal of the Agreement. The Board received written information from the Adviser prior to the meeting.

At the August 16th meeting, the Board evaluated, among other things, the information provided by Hall Capital concerning a variety of matters, including, (1) details concerning the nature, extent and quality of the services to be provided by Hall Capital; (2) the investment performance of the Fund as a whole; (3) the advisory fees and total expenses of the Fund; and (4) an assessment of the potential for economies of scale in connection with the operation of the Fund.

Below is a discussion of certain information evaluated by the Board as well as the Board’s conclusions with respect to the Agreement presented to the Board for approval.

Nature, Extent and Quality of Services to be Provided by Hall Capital

The Board reviewed the nature, quality and extent of services to be provided by Hall Capital to the Fund. In making its evaluation with respect to the Agreement, the Board considered that it had recently voted to dissolve the Fund and liquidate its assets and reviewed the level of services that the Adviser would be asked to perform during the liquidation process. In addition to limited investment advisory services, the Board evaluated compliance, reporting and other services to be performed by the Adviser in facilitating the liquidation of Fund assets. The Board also considered the services to be provided by Hall Capital in the valuation and liquidation of the hedge fund partnership interests held by the Fund. The Board concluded that it was satisfied with the level and quality of services previously provided by Hall Capital and the nature of services it would continue to provide under the amended Agreement. The Board also found that there was a reasonable basis on which to conclude that Hall Capital, given its substantial investment management experience, would continue to provide high quality services to the Fund.

Kiewit Investment Fund LLLP
Basis for Approval of Investment Advisory Contract (Unaudited) (Concluded)

Investment Performance

One element of the nature and quality of services is investment performance. The Board reviewed the Adviser’s performance in light of the Fund’s overall performance compared to its benchmark for the one year period ended March 31, 2011, as well as performance information from the Fund’s inception (on August 25, 2005) through the quarter ended June 30, 2011. The Board noted that the Fund underperformed its benchmark for the one-year period ended March 31, 2011, and slightly underperformed its benchmark since inception. In reviewing the performance of the Fund, the Board also considered the Fund’s operating history, the size of the Fund, its expense structure and the constitution of its assets. The Board further considered the limited nature of ongoing investment advice required for the liquidation of the Fund. The Board took note of the fact that the previous performance of the Fund, and a comparison of that performance with comparable funds, would be of limited utility in light of the nature of the advisory services that would be necessary to facilitate the process of the Fund’s liquidation.

Advisory Fees

The Board considered the advisory fee to be paid by the Fund to Hall Capital under the amended Agreement. The Board also evaluated information it received from the Adviser regarding the process of liquidating the Fund’s assets. The Board reviewed the services that the Adviser would be asked to perform during the liquidation process and took note of the fact that a comparison of the fees to be charged under the Agreement with the fees charged to other comparable funds would have limited probative value under the current circumstances. Based on this review, the Board concluded that the investment advisory fee rate was satisfactory for the purposes of approving the Agreement.

Costs of Services Provided and Profitability

The Board discussed with Hall Capital the potential costs of the services to be provided by Hall Capital and discussed the potential for profit or loss in providing such services to the Fund. The Board concluded that the benefits to be derived by Hall Capital were reasonable and consistent with the nature of services the Adviser is expected to provide under the Agreement.

Economies of Scale

The board concluded that because the process of liquidating the Fund and distributing its assets had commenced, it was unlikely that the Fund would realize any economies of scale.

Conclusions

At the August 16, 2011 meeting, the Board having requested and received such information from Hall Capital as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, unanimously approved (1) the amendment of the Agreement and (2) the continuance of the Agreement for a one-year period and further unanimously approved the fee rate payable to Hall Capital as set forth in Appendix A, Schedule of Fees, of the amended Agreement.

Kiewit Investment Fund LLLP
Additional Tax Information as of September 30, 2011 (Unaudited)

The amounts below represent an estimate of taxable income PER FUND UNIT for the nine months ended September 30, 2011, and is being provided to assist you with tax planning for the 2011 tax year. None of this information has been audited. This information is very preliminary, and the amounts reported on your Final 2011 Schedule K-1 may vary significantly.

To determine your estimated taxable income and gain/(loss), multiply the number of units you own by the amounts indicated.

Estimated Taxable Income:
Interest Income	$49
Ordinary Dividends *	69
Ordinary Income/(Loss)	(46)
Net Short-Term Capital Gain	175
Net Long-Term Capital Gain	2,011
Net Section 1256 Gain	4
Other Deductions	(187)

* Includes Qualified Dividends of $55

This estimate of taxable income is based on the best information available to the Fund as of September 30, 2011, and is not annualized. A portion of the Fund's assets as of September 30, 2011 were invested in hedge funds, which provided information to the Fund for purposes of this estimate. That information, some of which was for periods prior to September 30, 2011, is unaudited and preliminary. Further, it has not been verified by the Fund or its agents, therefore the Fund does not assume responsibility for its accuracy.

Kiewit Investment Fund LLLP

Directors	Administrator and Transfer Agent
Philip J. Ruden, Chairman of the Board	JPMorgan Chase Bank, N.A.
Robert D. Bates	One Beacon Street
Richard L. Jarvis	Boston, Massachusetts 02108
Kenneth E. Stinson

Executive Officers	Custodian
Eric Olson, President and Chief Executive Officer	JPMorgan Chase Bank, N.A.
Denise A. Meredith, Treasurer and Chief Financial Officer	270 Park Avenue
Robert L. Giles, Jr., Chief Compliance Officer	New York, New York 10017

Investment Adviser	Legal Counsel
Hall Capital Partners LLC	Willkie Farr & Gallagher LLP
One Maritime Plaza, 5th Floor	787 Seventh Avenue
San Francisco, California 94111	New York, New York 10019-6099

Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov.The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) Information regarding how the Fund voted any proxies related to portfolio securities from inception through June 30, 2011, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of  Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

(a)        Schedule I –

(b)        Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable for semi-annual reports.

(b) There have been no changes, as of the date of this filing, in portfolio managers at Hall Capital Partners LLC, Pzena Investment Management, LLC and Payden & Rygel.  There has been a change at Geode Capital Management.

Geode Capital Management, LLC

As of April 4, 2011, Jeffrey Adams, Senior Portfolio Manager, no longer serves as a member of the Geode portfolio management team servicing the Fund.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures adopted by the Nominating Committee of the registrant’s Board of Directors by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not Applicable – See Item 2 Above.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By: /s/ Eric Olson
Eric Olson
President and Chief Executive Officer
December 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric Olson
Eric Olson
President and Chief Executive Officer
December 2, 2011

By: /s/ Denise A. Meredith
Denise A. Meredith
Treasurer and Chief Financial Officer
December 2, 2011

Kiewit Investment Fund LLLP

Please refer to Note G of the Notes to Financial Statements in the Semi-Annual Report for additional information.  Please note that this is the final filing of the Form N-CSR.